Investment Securities - Sales of Securities Available for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Gross proceeds from sales	$ 8,918	$ 20,225
Realized gains from sales		544
Realized losses from sales	(14)
Net realized gains (losses)	$ (14)	$ 544